Other disclosures - Share-based payment schemes - General terms and conditions of launched programmes (Details)	12 Months Ended
	Dec. 31, 2024 shares kr / shares	Dec. 31, 2023 shares kr / shares	Dec. 31, 2022 shares kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	3 years
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	3 years	3 years	3 years
2024 | Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	300,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares	kr 767
Amortisation period	3 years
2024 | Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	1,500,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares	kr 767
Amortisation period	3 years
2024 | Restricted stock units to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	200,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares	kr 794
Amortisation period	3 years
2023 | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		3,000,000.0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares		kr 446
Amortisation period		3 years 6 months
2023 | Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		600,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares		kr 456
Amortisation period		3 years
2023 | Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		3,100,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares		kr 456
Amortisation period		3 years
2023 | Restricted stock units to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		300,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares		kr 544
Amortisation period		3 years
2022 | Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares			700,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares			kr 320
Amortisation period			3 years
2022 | Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares			3,300,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares			kr 320
Amortisation period			3 years
2022 | Restricted stock units to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares			800,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares			kr 371
Amortisation period			3 years